Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.20%
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)